Net loss per share - Summary of Basic and Diluted Net Loss Per Share Attributable to Common Stockholders (Detail) - USD ($)	3 Months Ended				6 Months Ended		12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2024	Jun. 30, 2024	Dec. 31, 2023	Jun. 30, 2023
Net Loss Per Share [Line Items]
Net loss attributable to common stockholders	$ (2,176,000)	$ (1,025,000)	$ (3,137,000)	$ (3,456,000)	$ (4,162,000)	$ (8,416,000)	$ (22,649,572)	$ (8,501,000)	$ (29,316,826)	$ (15,019,000)
Weighted-average common shares outstanding - basic	1,586,000	4,337,000	49,000	1,643,000	3,027,000	1,554,000		26,352,000		1,620,000
Net loss per share attributable to common shareholders - basic	$ (1.37)	$ (0.24)	$ (63.92)	$ (2.1)	$ (1.37)	$ (5.42)		$ (0.32)		$ (9.27)
TUHURA BIOSCIENCES, INC. AND SUBSIDIARY [Member]
Net Loss Per Share [Line Items]
Net loss attributable to common stockholders							$ (22,649,572)		$ (29,316,826)
Weighted-average common shares outstanding - basic							18,662,690		11,889,193
Weighted Average Number of Shares Outstanding, Diluted							18,662,690		11,889,193
Net loss per share attributable to common shareholders - basic							$ (1.21)		$ (2.47)
Net loss per share attributable to common shareholders - diluted							$ (1.21)		$ (2.47)